Business Combination and Acquisitions - Summary of Estimated Fair Value of Business Combination (Parenthetical) (Details) $ in Millions	12 Months Ended
Feb. 28, 2021 USD ($)
Business Combinations [Abstract]
Post combination expense	$ 15.1